Derivatives	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivatives

Note 7. Derivatives

The Company’s financial derivative assets and liabilities consist of standard currency forward contracts and interest rate swaps. The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions (inputs) used to price the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3 generally requires significant management judgment. The three levels are defined as follows:

•	Level 1: Unadjusted quoted prices in active markets for identical assets and liabilities.

•	Level 2: Observable inputs other than those included in Level 1. For example, quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.

•	Level 3: Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

All derivative instruments are recognized on our balance sheet at fair value. The fair value measurements of our currency forward contracts and interest rate swaps are based upon Level 2 inputs consisting of observable market data, as reported by a recognized independent third-party financial information provider. Based upon the Company’s periodic assessment of our own creditworthiness, and of the creditworthiness of the counterparties to our derivative instruments, fair value measurements are not adjusted for nonperformance risk.

Currency Forward Contract Derivatives

Our currency forward contracts are valued using then-current spot and forward market data as provided by external financial institutions. We enter into short-term currency forward contracts with banking institutions of only the highest tiered credit ratings and thus the counterparty credit risk associated with these contracts is not considered significant.

Our currency forward contracts are not designated as hedges of specific monetary asset balances subject to currency risks. The Company does not seek hedge accounting treatment for its currency forward contacts because the earnings impact from both the underlying exposures and the hedge transactions are recognized in each accounting period. Changes in the fair value of these currency forward contracts are recognized in income each accounting period. At December 31, 2012, the aggregate notional amount of our currency forward contracts was $69 million having a fair market value of less than $1 million in assets and liabilities. At September 30, 2013, the aggregate notional amount of our currency forward contracts was $75 million having a fair market value of less than $1 million in assets and liabilities.

The Company’s outstanding currency forward contracts are recorded in the Consolidated Balance Sheets as “Other current assets” or “Other accrued expenses,” accordingly. Currency forward contract gains and losses are recognized in “Other income (loss), net” in the Consolidated Statements of Operations in the reporting period of occurrence. The Company has not recorded currency forward contract gains (losses) to other comprehensive income (loss) nor has it reclassified prior period currency derivative results from other comprehensive income (loss) to earning during the last twelve months. The Company does not anticipate that it will record any currency forward contract gains or losses to other comprehensive income (loss) or that it will reclassify prior period currency forward contract results from other comprehensive income (loss) to earnings in the next twelve months.

Currency forward contract gains and losses are recognized in “Other income (loss), net” in the Consolidated Statements of Operations in the reporting period of occurrence. The short-term currency exchange rate forward contracts are intended to offset the currency exchange gain (loss) related to the re-measurement process. The currency forward contract gains and losses are as follows:

(Dollars in millions)	Three Months Ended September 30, 2012	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2013
Gain (loss) on derivative instruments	$2	$—	$2	$—

Interest Rate Derivatives

On April 25, 2013, we entered into interest rate swaps having an aggregate notional value of $300 million to effectively fix the rate of interest on a portion of our Term Loan B-2 until April 25, 2020. The Company funds its business operations with a combination of fixed and floating-rate debt. Therefore, our reported results from operations may be adversely impacted by rising interest rates. The Company’s interest rate risk policy seeks to minimize the long-term cost of debt, subject to a limitation of the maximum percentage of net floating-rate debt versus total debt outstanding.

While our policy does not require that we maintain a specific ratio of net floating-rate debt as a proportion of total debt outstanding, we use interest rate swaps to manage the ratio of net floating-rate debt to total debt outstanding within our policy target range, thereby reducing the potential impact that interest rate variability may have on our consolidated financial results. Our policy strictly prohibits the use of interest rate derivatives to generate trading profits or to otherwise speculate on interest rate movements.

We have designated our interest rate swaps as “cash flow” hedges as described in ASC 815, “Derivatives and Hedging” (“ASC 815”). At the inception of the hedge, the Company formally documents its hedge relationships and risk management objectives and strategy for undertaking the hedge. In addition, the documentation identifies the interest rate swaps as a hedge of specific interest payments on variable rate debt, with the objective to perfectly offset the variability of interest expense as related to specific floating-rate debt. We also specify that the effectiveness of the interest rate swaps in mitigating interest expense variability shall be assessed using the “Hypothetical Derivative Method” as described in ASC 815.

The interest rate swaps are recorded in the Consolidated Balance Sheets as “Other current assets” or “Other accrued expenses,” accordingly. In compliance with ASC 815, the Company formally assesses the effectiveness of its interest rate swaps at inception and on a quarterly basis thereafter. These assessments have established that swaps have been, and are expected to continue to be, highly effective at offsetting the interest expense variability of the underlying floating rate debt and are therefore eligible for cash flow hedge accounting treatment, pursuant to ASC 815.

Changes in the fair value of derivatives designated as cash flow hedges are recorded to other comprehensive income (loss), to the extent such cash flow hedges are effective. Amounts are reclassified from other comprehensive income (loss) when the underlying hedged items are recognized, during the period that a hedge transaction is terminated, or whenever a portion of the hedge transaction results are deemed ineffective. We reclassified $1 million from other comprehensive income (loss) into interest expense in the first nine months of 2013. There have been no gains or losses reclassified from other comprehensive income (loss) into earnings due to hedge ineffectiveness related to any of the Company’s interest rate swap transactions, nor were there gains or losses reclassified to income due to early termination of designated cash-flow hedge transactions as of September 30, 2013.

The notional amount and fair value of interest rate swaps outstanding are as follows:

(Dollars in millions)	Notional Amount	Fair Value
As of September 30, 2013	$300	$8
As of December 31, 2012	$—	$—

Note 7. Derivatives

The Company’s financial derivative assets and liabilities consist of standard currency forward contracts. The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions (inputs) used to price the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3 generally requires significant management judgment. The three levels are defined as follows:

•	Level 1: Unadjusted quoted prices in active markets for identical assets and liabilities.

•	Level 2: Observable inputs other than those included in Level 1. For example, quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.

•	Level 3: Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

All derivative instruments are recognized on our balance sheet at fair value. The fair value measurements of our currency forward contracts are based upon Level 2 inputs consisting of observable market data pertaining to relevant currency exchange rates, as reported by a recognized independent third-party financial information provider. Based upon the Company’s periodic assessment of our own creditworthiness, and of the creditworthiness of the counterparties to our derivative instruments, fair value measurements are not adjusted for nonperformance risk.

Currency Forward Contract Derivatives

Our currency forward contracts are valued using then-current spot and forward market data as provided by external financial institutions. We enter into short-term currency forward contracts with banking institutions of only the highest tiered credit ratings and thus the counterparty credit risk associated with these contracts is not considered significant.

Our currency forward contracts are not designated as hedges of specific monetary asset balances subject to currency risks. Changes in the fair value of these currency forward contracts are recognized in income each accounting period. At December 31, 2012, the aggregate notional amount of our currency forward contracts was $69 million having a fair market value of less than $1 million in assets and liabilities.

The Company’s outstanding currency forward contracts are recorded in the Consolidated Balance Sheets as “Other current assets” or “Other accrued expenses,” accordingly. Currency forward contract gains and losses are recognized in “Other income, net” in the Consolidated Statements of Operations in the reporting period of occurrence. The Company has not recorded currency forward contract gains (losses) to other comprehensive income (loss) nor has it reclassified prior period currency derivative results from other comprehensive income (loss) to earning during the last twelve months. The Company does not anticipate that it will record any currency forward contract gains or losses to other comprehensive income (loss) or that it will reclassify prior period currency forward contract results from other comprehensive income (loss) to earnings in the next twelve months.

The notional amount and fair value of our outstanding currency forward contracts were as follows:

(Dollars in millions)	Notional Amount	Asset Derivative	Liability Derivative
As of December 31, 2012	$69	$—	$—
As of December 31, 2011	$62	$1	$—

Currency forward contract gains and losses are recognized in “Other income, net” in the Consolidated Statements of Operations in the reporting period of occurrence. The short-term currency exchange rate forward contracts are intended to offset the currency exchange gain (loss) related to the re-measurement process. The currency forward contract gains and losses are as follows:

(Dollars in millions)	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2012
Gain (loss) on derivative instruments	$(7)	$1	$2